UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2017
Date of reporting period: July 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	July 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (96.44%)
CONSUMER DISCRETIONARY – (13.74%)
Automobiles & Components – (1.30%)
Adient PLC	9,806	$641,999
Media – (1.97%)
Liberty Global PLC, Series C *	29,560	968,681
Retailing – (10.47%)
Amazon.com, Inc. *	4,190	4,138,798
CarMax, Inc. *	15,422	1,021,708
		5,160,506
	Total Consumer Discretionary	6,771,186
ENERGY – (10.71%)
Apache Corp.	52,764	2,610,763
Encana Corp. (Canada)	145,808	1,466,828
Occidental Petroleum Corp.	19,349	1,198,284
	Total Energy	5,275,875
FINANCIALS – (38.73%)
Banks – (8.24%)
JPMorgan Chase & Co.	23,028	2,113,970
Wells Fargo & Co.	36,139	1,949,338
		4,063,308
Diversified Financials – (25.56%)
Capital Markets – (4.67%)
Bank of New York Mellon Corp.	43,416	2,302,350
Consumer Finance – (11.28%)
American Express Co.	38,444	3,276,582
Capital One Financial Corp.	26,464	2,280,668
		5,557,250
Diversified Financial Services – (9.61%)
Berkshire Hathaway Inc., Class B *	27,074	4,737,138
		12,596,738
Insurance – (4.93%)
Property & Casualty Insurance – (4.93%)
Markel Corp. *	2,266	2,428,041
	Total Financials	19,088,087
HEALTH CARE – (2.33%)
Health Care Equipment & Services – (2.33%)
UnitedHealth Group Inc.	5,975	1,146,065
	Total Health Care	1,146,065
INDUSTRIALS – (15.31%)
Capital Goods – (15.31%)
Johnson Controls International PLC	48,895	1,904,460
Safran S.A. (France)	23,294	2,204,106
United Technologies Corp.	28,962	3,434,024
	Total Industrials	7,542,590
INFORMATION TECHNOLOGY – (7.82%)
Software & Services – (7.82%)
Alphabet Inc., Class C *	4,144	3,855,992
	Total Information Technology	3,855,992
MATERIALS – (7.80%)
LafargeHolcim Ltd. (Switzerland)	30,480	1,831,534

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	July 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Monsanto Co.	17,216	$2,011,173
		Total Materials	3,842,707
		TOTAL COMMON STOCK – (Identified cost $45,232,331)	47,522,502
		Total Investments – (96.44%) – (Identified cost $45,232,331) – (a)	47,522,502
		Other Assets Less Liabilities – (3.56%)	1,756,580
		Net Assets – (100.00%)	$49,279,082

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $45,232,331. At July 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$3,015,788
		Unrealized depreciation	(725,617)
		Net unrealized appreciation	$2,290,171

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual Report or prospectus.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	July 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.99%)
FINANCIALS – (95.89%)
Banks – (18.69%)
DBS Group Holdings Ltd. (Singapore)	111,232	$1,774,590
JPMorgan Chase & Co.	36,061	3,310,400
PNC Financial Services Group, Inc.	18,434	2,374,299
U.S. Bancorp	72,433	3,823,014
Wells Fargo & Co.	56,901	3,069,240
		14,351,543
Diversified Financials – (48.61%)
Capital Markets – (26.87%)
Bank of New York Mellon Corp.	65,116	3,453,102
Brookfield Asset Management Inc., Class A (Canada)	47,908	1,863,142
Charles Schwab Corp.	57,386	2,461,859
Goldman Sachs Group, Inc.	12,840	2,893,237
Julius Baer Group Ltd. (Switzerland)	38,518	2,178,949
KKR & Co. L.P.	65,458	1,268,576
Moody's Corp.	13,532	1,781,217
S&P Global Inc.	12,768	1,961,037
State Street Corp.	29,753	2,773,872
		20,634,991
Consumer Finance – (11.23%)
American Express Co.	54,070	4,608,386
Capital One Financial Corp.	46,599	4,015,902
		8,624,288
Diversified Financial Services – (10.51%)
Berkshire Hathaway Inc., Class B *	24,229	4,239,348
Visa Inc., Class A	38,503	3,833,359
		8,072,707
		37,331,986
Insurance – (28.59%)
Insurance Brokers – (2.97%)
Marsh & McLennan Cos, Inc.	29,256	2,281,090
Multi-line Insurance – (7.09%)
American International Group, Inc.	23,058	1,509,146
Loews Corp.	80,890	3,937,725
		5,446,871
Property & Casualty Insurance – (11.10%)
Chubb Ltd.	25,401	3,720,231
Markel Corp. *	4,483	4,803,579
		8,523,810
Reinsurance – (7.43%)
Alleghany Corp. *	3,774	2,314,745
Everest Re Group, Ltd.	12,921	3,390,342
		5,705,087
		21,956,858
	Total Financials	73,640,387

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	July 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.10%)
Software & Services – (3.10%)
	Alphabet Inc., Class C *	2,557	$2,379,288
		Total Information Technology	2,379,288
		TOTAL COMMON STOCK – (Identified cost $71,420,238)	76,019,675
		Total Investments – (98.99%) – (Identified cost $71,420,238) – (a)	76,019,675
		Other Assets Less Liabilities – (1.01%)	776,272
		Net Assets – (100.00%)	$76,795,947

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $71,420,238. At July 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$4,779,522
		Unrealized depreciation	(180,085)
		Net unrealized appreciation	$4,599,437

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual Report or prospectus.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	July 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.40%)
CONSUMER DISCRETIONARY – (29.62%)
Automobiles & Components – (5.12%)
Adient PLC	33,543	$2,196,060
Delphi Automotive PLC	7,494	677,608
		2,873,668
Consumer Services – (5.73%)
New Oriental Education & Technology Group, Inc., ADR (China)*	21,247	1,692,536
TAL Education Group, Class A, ADR (China)	9,695	1,519,885
		3,212,421
Media – (5.29%)
Naspers Ltd. - N (South Africa)	13,450	2,968,364
Retailing – (13.48%)
Amazon.com, Inc. *	2,660	2,627,495
CarMax, Inc. *	18,300	1,212,375
JD.com Inc., Class A, ADR (China)*	55,342	2,499,798
Vipshop Holdings Ltd., Class A, ADR (China)*	99,682	1,226,088
		7,565,756
	Total Consumer Discretionary	16,620,209
ENERGY – (10.87%)
Apache Corp.	45,214	2,237,189
Cabot Oil & Gas Corp.	36,848	916,410
Encana Corp. (Canada)	200,465	2,016,678
Paramount Resources Ltd., Class A (Canada)*	58,032	930,001
	Total Energy	6,100,278
FINANCIALS – (19.26%)
Banks – (7.85%)
JPMorgan Chase & Co.	21,856	2,006,381
Wells Fargo & Co.	44,455	2,397,902
		4,404,283
Diversified Financials – (8.35%)
Capital Markets – (1.83%)
Noah Holdings Ltd., ADS (China)*	32,215	1,030,236
Consumer Finance – (2.43%)
Capital One Financial Corp.	15,800	1,361,644
Diversified Financial Services – (4.09%)
Berkshire Hathaway Inc., Class B *	13,123	2,296,131
		4,688,011
Insurance – (3.06%)
Multi-line Insurance – (3.06%)
Sul America S.A. (Brazil)	304,737	1,715,053
	Total Financials	10,807,347
HEALTH CARE – (3.55%)
Health Care Equipment & Services – (3.55%)
Aetna Inc.	9,414	1,452,674
Diplomat Pharmacy, Inc. *	33,855	537,279
	Total Health Care	1,989,953
INDUSTRIALS – (10.03%)
Capital Goods – (5.41%)
Safran S.A. (France)	15,294	1,447,136

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	United Technologies Corp.	13,402	$1,589,075
			3,036,211
Transportation – (4.62%)
	CAR Inc. (China)*	576,000	501,460
	FedEx Corp.	3,887	808,613
	ZTO Express (Cayman) Inc., Class A, ADR (China)*	85,474	1,280,400
			2,590,473
		Total Industrials	5,626,684
INFORMATION TECHNOLOGY – (20.41%)
Software & Services – (17.61%)
	Alibaba Group Holding Ltd., ADR (China)*	15,418	2,389,019
	Alphabet Inc., Class C *	3,890	3,619,645
	Angie's List Inc. *	80,864	968,751
	Baidu, Inc., Class A, ADR (China)*	2,690	608,881
	Facebook Inc., Class A *	6,196	1,048,673
	Fang Holdings Ltd., Class A, ADR (China)*	389,025	1,244,880
			9,879,849
Technology Hardware & Equipment – (2.80%)
	Hollysys Automation Technologies Ltd. (China)	81,894	1,569,908
		Total Information Technology	11,449,757
MATERIALS – (5.66%)
	Akzo Nobel N.V. (Netherlands)	5,107	462,010
	Axalta Coating Systems Ltd. *	47,560	1,498,140
	LafargeHolcim Ltd. (Switzerland)	20,216	1,214,774
		Total Materials	3,174,924
	TOTAL COMMON STOCK – (Identified cost $50,163,326)		55,769,152
	Total Investments – (99.40%) – (Identified cost $50,163,326) – (a)		55,769,152
	Other Assets Less Liabilities – (0.60%)		336,209
	Net Assets – (100.00%)		$56,105,361

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $50,163,326. At July 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$6,241,043
	Unrealized depreciation		(635,217)
	Net unrealized appreciation		$5,605,826

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual Report or prospectus.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
July 31, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
July 31, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$6,771,186	$–	$16,620,209
Energy	5,275,875	–	6,100,278
Financials	19,088,087	73,640,387	10,807,347
Health Care	1,146,065	–	1,989,953
Industrials	7,542,590	–	5,626,684
Information Technology	3,855,992	2,379,288	11,449,757
Materials	3,842,707	–	3,174,924
Total Level 1	47,522,502	76,019,675	55,769,152
Level 2 – Other Significant Observable Inputs:
Total Level 2	–	–	–
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$47,522,502	$76,019,675	$55,769,152

There were no transfers of investments between levels of the fair value hierarchy during the period ended July 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 29, 2017